Taxes - Additional Information (Details)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2022	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Disclosure of detailed information about income tax [Line Items]
Percentage of tax discount in the industry and commerce tax			50.00%
Applicable tax rate			31.00%	32.00%	32.00%	33.00%
Presumptive income tax			50.00%
Description of tax losses carry forward			12 taxable years.
Effective tax rate			33.30%	42.70%	42.70%	23.90%
Description Of Vat Rate And Conditions			Concerning VAT, changes have been made to the list of goods and services excluded from VAT as set forth in Articles 424, 426 and 476 of the Tax Code, adding Article 437 to the Tax Code, with regard to guidelines on compliance with formal duties concerning VAT by service providers abroad, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.
Description Of Audit Benefit Terms			Audit benefit: For the fiscal years 2022 and 2023, this Law reduce the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35 % or 25% with respect to that income tax return in the last fiscal year.
Description of Change in Limitation Period upon Compliance of Given Condition			For the Colombian Companies, the income tax returns of the taxable years 2011, 2012, 2014, 2015, 2016, 2017, 2018, 2019 and 2020 and income tax for equality - CREE - of the taxable years 2014, 2015, and 2016 can still be reviewed by the tax authorities. The management of Ecopetrol Business Group companies considers that the amounts recorded as liabilities for taxes payable are sufficient and are supported by the law to meet any claim that may be established with respect to such years
Description of Consistency in The Return When Increase in Minimum Tax rate			Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, the income tax returns that reflect an increase in the net income tax of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.
Threshold Limit of Income tax Below which Tax Benefit is Not Applicable				$ 2,500,000
Deferred tax asset recognised			$ 1,825,605,000,000	$ 6,034,706,000,000
Percentage of gains			10.00%
Increase in profit due to recognition of deferred tax asset			$ 171,943,000,000
Deferred Tax Asset, Tax Loss And Excess Presumptive Income					$ 1,266,293
Percentage Of Industry And Commerce Tax Discount			100.00%
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			31.00%	32.00%	32.00%
ISA
Disclosure of detailed information about income tax [Line Items]
Variation in deferred tax liability noncurrent corresponding to purchase price adjustments relating to acquisition							$ 2,795,136,000,000
Variation in deferred tax liability noncurrent corresponding to taxes deferred							$ 5,082,161,000,000
Deferred Tax Asset, Tax Loss And Excess Presumptive Income			$ (352,906,000,000)
Unreported Assets and Nonexistent Liabilities [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable Tax Rate On Unreported Assets or Nonexistent Liabilities			15.00%
2019 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate						33.00%
Presumptive income tax				0.50%	0.50%	1.50%
Percentage Of Net Equity				1.50%	1.50%
2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate				32.00%	32.00%
Presumptive income tax			0.50%
Percentage Of Net Equity			0.50%
2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			31.00%
Presumptive income tax			0.00%
2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate before update			30
Resident [Member] | Dividend Tax Rate [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			7.50%	7.50%	7.50%
Nonresident [Member] | Dividend Tax Rate [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			10.00%	10.00%	10.00%
Refinera de Cartagena
Disclosure of detailed information about income tax [Line Items]
Deferred Tax Asset, Tax Loss And Excess Presumptive Income			$ (180,562,000,000)
Ruta Del Bosque (Chile) [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			35,511,000,000
Ruta del Maule (Chile) [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			27,404,000,000
Ruta Costera Colombia [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			932,000,000
ISA Intervial Colombia [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			541,000,000
ISA Capital Do Brasil [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			15,983,000,000
Internexa Brasil Operadora de Telecomunicaes [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			69,358,000,000
Internexa Participaes (Brasil) [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			2,122,000,000
e ISA Bolivia [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			1,831,000,000
Andean Chemicals Ltd. [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset recognised			1,852,000,000
Deferred tax assets not recognised			1,852,000,000
Andean Chemicals Ltd. [Member] | Excess presumptive income
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			$ 4,332,000
Ecopetrol USA
Disclosure of detailed information about income tax [Line Items]
Tax carry forward term			20 years
Tax losses as a percentage of taxable income	80.00%
Hocol petroleum limited | Excess presumptive income
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets not recognised			$ 12,077,000,000
Ecopetrol. | 2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			35.00%
Ecopetrol. | 2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate before update			30
ISA
Disclosure of detailed information about income tax [Line Items]
Base tax amount			$ 5,039,019,000,000
Deferred tax assets amount unrecognized			503,902,000,000
Ecopetrol Subsidiaries And Joint Ventures [Member]
Disclosure of detailed information about income tax [Line Items]
Base tax amount			3,902,439,000,000
Deferred tax assets amount unrecognized			$ 390,244,000,000
Bottom of range
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			30.00%
Bottom of range | 2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			30.00%
Bottom of range | Dividend Tax Rate [Member] | 2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			7.50%
Top of range
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate		35.00%
Top of range | 2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			35.00%
Top of range | Dividend Tax Rate [Member] | 2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			10.00%
Colombia Country [Member]
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate			7.50%
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			20.00%
Free Trade Zone Area [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity			15.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%
Brazil Country [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			34.00%
Chile Country [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			27.00%
Peru Country [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			29.50%
United States Of America Country [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			21.00%